Schedule of Investments (Unaudited) December 31, 2024

KraneShares China Internet and Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 100.4%
KraneShares CSI China Internet ETF (A)	4,169,912	$121,928,227
TOTAL EXCHANGE - TRADED FUND (Cost $112,914,267)		121,928,227

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.340% (B)	1,134,452	1,134,452
TOTAL SHORT-TERM INVESTMENT (Cost $1,134,452)		1,134,452

TOTAL INVESTMENTS — 101.3% (Cost $114,048,719)		123,062,679
OTHER ASSETS LESS LIABILITIES – (1.3)%		(1,565,089)
NET ASSETS - 100%		$121,497,590

WRITTEN OPTIONS — (1.4)% (Premiums Received $(4,774,818))		$(1,655,070)

(A)	Affiliated Investment.
(B)	The rate shown is the 7-day effective yield as of December 31, 2024.

Written options contracts outstanding as of December 31, 2024 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (1.4)%

Call Options
KWEB US*	(6,220)	$(18,187,280)	$30.80	01/03/25	$(19,780)
KWEB US*	(10,455)	(30,570,420)	31.09	01/10/25	(151,598)
KWEB US*	(9,604)	(28,082,096)	31.71	01/17/25	(214,265)
KWEB US*	(7,080)	(20,701,920)	29.96	01/24/25	(488,803)
KWEB US*	(8,340)	(24,386,160)	29.71	01/31/25	(780,624)
Total Written Options		$(121,927,876)			$(1,655,070)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended December 31, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$167,701,065	$477,180,484	$(483,287,121)	$5,274,388	$(44,940,589)	$121,928,227	$4,061,767	$—

Schedule of Investments (Unaudited) December 31, 2024

KraneShares China Internet and Covered Call Strategy ETF (concluded)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-037-0400

Schedule of Investments (Unaudited) December 31, 2024

KraneShares 90% KWEB Defined Outcome January 2026 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 107.4%
KraneShares CSI China Internet ETF (A)	102,000	$2,982,480
TOTAL EXCHANGE - TRADED FUND (Cost $2,490,840)		2,982,480

PURCHASED OPTION — 2.6%
TOTAL PURCHASED OPTION (Cost $299,907)		70,870

TOTAL INVESTMENTS — 110.0% (Cost $2,790,747)		3,053,350
OTHER ASSETS LESS LIABILITIES – (10.0)%		(277,495)
NET ASSETS - 100%		$2,775,855

WRITTEN OPTIONS — (10.1)% (Premiums Received $(293,730))		$(280,439)

(A)	Affiliated Investment.

Written options contracts outstanding as of December 31, 2024 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 2.6%

Put Options
KWEB US*	1,020	$2,982,480	$21.98	01/16/26	$70,870

WRITTEN OPTION — (10.1)%

Call Options
KWEB US*	(1,020)	(2,982,480)	$34.48	01/16/26	(280,439)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended December 31, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$2,677,500	$104,195	$(104,087)	$304,980	$(108)	$2,982,480	$104,544	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-044-0200

Schedule of Investments (Unaudited) December 31, 2024

KraneShares 100% KWEB Defined Outcome January 2026 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 111.2%
KraneShares CSI China Internet ETF (A)	102,000	$2,982,480
TOTAL EXCHANGE - TRADED FUND (Cost $2,490,840)		2,982,480

PURCHASED OPTION — 4.9%
TOTAL PURCHASED OPTION (Cost $401,907)		132,549

TOTAL INVESTMENTS — 116.1% (Cost $2,892,747)		3,115,029
OTHER ASSETS LESS LIABILITIES – (16.1)%		(432,295)
NET ASSETS - 100%		$2,682,734

WRITTEN OPTIONS — (16.2)% (Premiums Received $(395,729))		$(434,234)

(A)	Affiliated Investment.

Written options contracts outstanding as of December 31, 2024 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 4.9%

Put Options
KWEB US*	1,020	$2,982,480	$24.42	01/16/26	$132,549

WRITTEN OPTION — (16.2)%

Call Options
KWEB US*	(1,020)	(2,982,480)	$29.96	01/16/26	(434,234)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended December 31, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$2,677,500	$107,172	$(107,061)	$304,980	$(111)	$2,982,480	$104,544	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-045-0200

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Hedgeye Hedge Equity

	Shares	Value
EXCHANGE - TRADED FUND — 97.5%
SPDR S&P 500 ETF Trust	14,900	$8,732,592
TOTAL EXCHANGE - TRADED FUND (Cost $8,602,368)		8,732,592

PURCHASED OPTIONS (A) — 1.0%
TOTAL PURCHASED OPTIONS (Cost $75,017)		86,976

TOTAL INVESTMENTS — 98.5% (Cost $8,677,385)		8,819,568
OTHER ASSETS LESS LIABILITIES – 1.5%		136,710
NET ASSETS - 100%		$8,956,278

WRITTEN OPTIONS — (0.4)% (Premiums Received $(57,135))		$(35,579)

(A)	Refer to option table below.

A list of open option contracts held by the Fund at December 31, 2024 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 1.0%

Put Options
Mini-SPX Index	9	$529,344	$590.00	01/10/25	$5,076
S&P 500 Index	14	8,234,282	5,905.00	01/10/25	81,900
Total Purchased Options		$8,763,626			$86,976

WRITTEN OPTIONS — (0.4)%
Put Options
Mini-SPX Index	(9)	$(529,344)	580.00	01/10/25	$(2,002)
S&P 500 Index	(14)	(8,234,282)	5,805.00	01/10/25	(32,690)
Call Options
SPDR S&P 500 Index	(149)	(8,732,592)	$613.34	01/10/25	(887)
Total Written Options		$(17,496,218)			$(35,579)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-042-0200

Schedule of Investments (Unaudited) December 31, 2024

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Portfolio Abbreviations

Cl — Class

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

SPX — S&P 500